Structured entities - Summary of interests in unconsolidated structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	£ 146,871	£ 127,664
Financial assets at fair value through the income statement	188,226	171,761
Derivative financial instruments	262,291	302,693
Financial assets at fair value through other comprehensive income	45,908	51,902
Loans and advances at amortised cost	145,259	134,267
Reverse repurchase agreements and other similar secured lending	3,177	8,981
Other assets	2,706	1,440
Total assets	1,061,778	1,059,731	£ 876,700
Derivative financial instruments	256,523	300,580
Structured entities
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	7,170	11,361
Financial assets at fair value through the income statement	65,233	59,045
Derivative financial instruments	5,160	2,968
Financial assets at fair value through other comprehensive income	91	153
Loans and advances at amortised cost	22,741	18,418
Reverse repurchase agreements and other similar secured lending	104	10
Other assets	12	11
Total assets	100,511	91,966
Derivative financial instruments	9,543	7,075
Secured financing
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	61,816	56,265
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	104	10
Other assets	0	0
Total assets	61,920	56,275
Derivative financial instruments	0	0
Short-term traded interests
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	7,170	11,361
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	0
Total assets	7,170	11,361
Derivative financial instruments	0	0
Traded derivatives
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	5,160	2,968
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	0
Total assets	5,160	2,968
Derivative financial instruments	9,543	7,075
Other interests
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	3,417	2,780
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	91	153
Loans and advances at amortised cost	22,741	18,418
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	12	11
Total assets	26,261	21,362
Derivative financial instruments	£ 0	£ 0